A reconciliation of income taxes at statutory rates with the reported taxes is as follows: (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Notes and other explanatory information [abstract]
Loss for the year	$ (8,292,468)	$ (3,188,364)	$ (64,517)
Expected income tax recovery based on statutory rate	(2,239,000)	(861,000)	17,000
Change in statutory, foreign tax, foreign exchange rates and other	6,000	(6,000)
Permanent differences	336,000	127,000
Impact of flow through shares	481,000	150,000
Share issue cost	(169,000)	(96,000)
Adjustment to prior years provision versus statutory tax returns	(640,000)	(1,264,000)
Change in unrecognized deferred tax assets	$ 2,225,000	$ 1,950,000	$ (17,000)